Fair Value Measurements (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in values of liabilities related to options and warrants	$ (2,581,473)	$ (8,733,350)	$ (11,408,231)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	7,662,808	16,396,158	0
Balance at September 18, 2015 (Acquisition)			1,800,154
Changes in values of liabilities related to options and warrants	(2,581,473)	(8,733,350)	(11,408,231)
Value of liability related to options - transfer in			26,004,235
Balance	$ 5,081,335	$ 7,662,808	$ 16,396,158